Share Capital (Details) - Schedule of Changes in Number of Options Granted $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Changes in Number of Options Granted [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	1,868,749
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 6.02	[1]
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	6 years 9 months 21 days
aggregate intrinsic value, Options outstanding at the beginning of the year | $	$ 4,620	[1]
Number of options, Granted | shares	158,000
Weighted average exercise price, Granted | $ / shares	$ 7.05	[1]
weighted average remaining contractual term (in years), Granted
aggregate intrinsic value, Granted | $		[1]
Number of options, Exercised | shares	(76,441)
Weighted average exercise price, Exercised | $ / shares	$ 4.52	[1]
weighted average remaining contractual term (in years), Exercised
aggregate intrinsic value, Exercised | $		[1]
Number of options, Expired | shares	(83,156)
Weighted average exercise price, Expired | $ / shares	$ 9.79	[1]
weighted average remaining contractual term (in years), Expired
aggregate intrinsic value, Expired | $		[1]
Number of options, Forfeited | shares	(121,272)
Weighted average exercise price, Forfeited | $ / shares	$ 8.81	[1]
weighted average remaining contractual term (in years), Forfeited
aggregate intrinsic value, Forfeited | $		[1]
Number of options, Options outstanding at the end of the year | shares	1,745,880
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 5.8	[1]
weighted average remaining contractual term (in years), Options outstanding at the end of the year	5 years 10 months 28 days
aggregate intrinsic value, Options outstanding at the end of the year | $	$ 1,165	[1]
Number of options, Options exercisable at the end of the year | shares	1,151,015
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 5.49	[1]
weighted average remaining contractual term (in years), Options exercisable at the end of the year	4 years 7 months 6 days
aggregate intrinsic value, Options exercisable at the end of the year | $	$ 1,062	[1]
Non-Employees [Member]
Schedule of Changes in Number of Options Granted [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	15,416
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 16.04
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	1 year 9 months 14 days
aggregate intrinsic value, Options outstanding at the beginning of the year | $	$ 23
Number of options, Exercised | shares	(3,750)
Weighted average exercise price, Exercised | $ / shares	$ 5.07
Number of options, Options outstanding at the end of the year | shares	11,666
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 16.78
weighted average remaining contractual term (in years), Options outstanding at the end of the year	1 year 4 months 9 days
aggregate intrinsic value, Options outstanding at the end of the year | $	$ 2
Number of options, Options exercisable at the end of the year | shares	6,329
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 10
weighted average remaining contractual term (in years), Options exercisable at the end of the year	1 year 4 months 2 days
aggregate intrinsic value, Options exercisable at the end of the year | $	$ 2

[1]	After repricing- see Note 8(B)(2)(a).